Annual Total Returns - Fidelity® New Millennium Fund® [BarChart] - 11.30 Fidelity New Millennium Fund - PRO-06 - Fidelity® New Millennium Fund® - Fidelity New Millennium Fund-Default	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	2.52%
Annual Return 2012	15.66%
Annual Return 2013	37.19%
Annual Return 2014	6.96%
Annual Return 2015	(3.17%)
Annual Return 2016	14.92%
Annual Return 2017	20.06%
Annual Return 2018	(7.01%)
Annual Return 2019	26.16%
Annual Return 2020	5.76%